Summary of Significant Accounting Policies - Schedule of Group Entities with Functional Currencies (Details)	Dec. 31, 2025	Jun. 30, 2025
PHP [Member]
Schedule of Group Entities with Functional Currencies [Line Items]
Period-end spot rate	58.9389	56.6889
Average rate	58.48	57.7734
THB [Member]
Schedule of Group Entities with Functional Currencies [Line Items]
Period-end spot rate	31.49	32.47
Average rate	32.216	33.955
IDR [Member]
Schedule of Group Entities with Functional Currencies [Line Items]
Period-end spot rate	16,865.9		[1]
Average rate	16,598.2391		[1]
MXN [Member]
Schedule of Group Entities with Functional Currencies [Line Items]
Period-end spot rate	18.0057		[1]
Average rate	18.4642		[1]

[1]	The Philippines branch was established, and the Indonesia and Mexico subsidiaries were incorporated, in 2025.